Segment Information - Summary Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	₩ 500,845	₩ 725,516	₩ 463,618
Korea
Disclosure of geographical areas [line items]
Revenue	53,142	86,058	46,719
Taiwan
Disclosure of geographical areas [line items]
Revenue	114,410	176,071	175,664
Japan
Disclosure of geographical areas [line items]
Revenue	18,857	18,999	26,133
The United States of America
Disclosure of geographical areas [line items]
Revenue	34,653	22,702	33,697
Thailand
Disclosure of geographical areas [line items]
Revenue	61,781	136,874	75,498
The Philippines
Disclosure of geographical areas [line items]
Revenue	58,927	102,595	26,003
Indonesia
Disclosure of geographical areas [line items]
Revenue	32,373	58,763	5,472
Hong Kong
Disclosure of geographical areas [line items]
Revenue	17,255	22,656	24,397
Malaysia
Disclosure of geographical areas [line items]
Revenue	26,361	58,553	24,830
Brazil
Disclosure of geographical areas [line items]
Revenue	26,434	5,264	6,444
Others
Disclosure of geographical areas [line items]
Revenue	₩ 56,652	₩ 36,981	₩ 18,761